CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Revenue	$ 0			$ 0				$ 0	$ 142,827	$ 152,127		$ 2,085,532
Cost of revenue										2,205,476		5,695,433
Gross margin	49,806			(359,950)				(181,373)	(1,807,805)	(2,053,349)		(3,609,901)
Operating expenses:
Research and development	0			206,474				184,563	1,656,350	1,821,816		5,462,680
Selling and marketing	790,779			113,445				1,861,112	385,965	468,074		1,539,690
General and administrative	1,883,497			1,796,774	$ 1,940,448	$ 2,652,795	$ 4,593,243	8,057,531	6,390,017	8,807,651		11,117,525
Total operating expenses	2,674,276			2,116,693				10,103,206	8,432,332	11,097,541		18,119,895
Loss from operations	(2,624,470)			(2,476,643)				(10,284,579)	(10,240,137)	(13,150,890)		(21,729,796)
Non-operating income (loss):
Interest income	48,090			721				74,669	17,202	17,166		117,372
Interest expense	(35,405)			(1,076,607)	(1,115,953)	(1,191,862)	(2,307,815)	(389,837)	(3,384,422)	(3,346,896)		(864,535)
Change in fair value of warrant liabilities	(1,392,598)			369,674				(1,282,284)	2,156,186	2,109,904		1,766,513
Change in fair value of derivative liability	0			141,100				37,900	141,100	141,100		0
Loss on extinguishment of debt	(3,265,002)			(1,303,969)	(10,293,834)		(10,293,834)	(10,138,337)	(11,597,803)	(20,504,307)		0
Other income (loss), net	(259,624)			0				(311,840)	218,169	218,169		0
Loss before provision for income taxes	(22,421,596)			(4,345,724)	(12,638,883)	(5,705,098)	(18,343,981)	(51,257,996)	(22,689,705)	(34,515,754)		(20,710,446)
Provision for income taxes	0			0				0	0	0		0
Net loss	(22,421,596)	$ (12,224,975)	$ (16,611,425)	(4,345,724)	$ (12,638,883)	$ (5,705,098)	$ (18,343,981)	(51,257,996)	(22,689,705)	$ (34,515,754)		$ (20,710,446)
Net loss available to common shareholders	$ (22,421,596)			$ (4,345,724)				$ (43,936,326)	$ (22,689,705)
Net loss per common share, basic	$ (0.2)			$ (1.11)	$ (7.57)		$ (14.15)	$ (0.66)	$ (10.41)	$ (5.91)	[1]	$ (0.63)	[1]
Net loss per common share, diluted	$ (0.2)			$ (1.11)	$ (7.57)		$ (14.15)	$ (0.66)	$ (10.41)	$ (5.91)	[1]	$ (0.63)	[1]
Weighted-average common shares used to compute net loss per common share, basic	109,741,345			3,924,580				66,097,880	2,178,902	5,837,286	[1]	33,064,250	[1]
Weighted-average common shares used to compute net loss per common share, diluted	109,741,345			3,924,580				66,097,880	2,178,902	5,837,286	[1]	33,064,250	[1]

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.